OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2013 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2014 Payables For Project Assets [Member] CNY	Dec. 31, 2013 Payables For Project Assets [Member] CNY	Dec. 31, 2014 Government Grants Related To Assets [Member] CNY	Dec. 31, 2013 Government Grants Related To Assets [Member] CNY	Dec. 31, 2014 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2013 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2014 Freight Payables [Member] CNY	Dec. 31, 2013 Freight Payables [Member] CNY	Dec. 31, 2014 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2013 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2014 Contracted Labor Fee [Member] CNY	Dec. 31, 2013 Contracted Labor Fee [Member] CNY	Dec. 31, 2014 Accrued Warranty Cost [Member] CNY	Dec. 31, 2013 Accrued Warranty Cost [Member] CNY	Dec. 31, 2014 Commision Payables [Member] CNY	Dec. 31, 2013 Commision Payables [Member] CNY	Dec. 31, 2014 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2013 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY
Other Liabilities [Line Items]
Other payables and accruals	$ 224,372,833	1,392,143,677	830,373,565	163,015,047	209,168,858	745,106,497	282,999,774	67,840,000	53,150,000	77,827,147	26,032,624	112,111,724	71,588,840	39,474,340	21,296,512	39,329,924	28,579,830	64,199,521	36,133,758	11,466,566	28,359,421	11,325,928	9,217,250	60,446,983	63,846,698